COMMERCIAL 3Rs (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Supplementary Insurance Information, by Segment [Line Items]
Other current assets	$ 4,011	$ 2,122
Trade accounts payable and accrued expenses	(2,185)	$ (1,821)
Risk Adjustment Settlement
Supplementary Insurance Information, by Segment [Line Items]
Premiums receivable	131
Other current assets	0
Trade accounts payable and accrued expenses	(89)
Net current asset	42
Reinsurance Recoverables
Supplementary Insurance Information, by Segment [Line Items]
Premiums receivable	0
Other current assets	586
Trade accounts payable and accrued expenses	0
Net current asset	586
Risk Corridor Settlement
Supplementary Insurance Information, by Segment [Line Items]
Premiums receivable	0
Other current assets	55
Trade accounts payable and accrued expenses	(4)
Net current asset	$ 51